Leases - Disclosure of Composition of Lease Liabilities (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Mar. 31, 2024
Presentation of leases for lessee [abstract]
Current	€ 12,083	€ 8,802
Non-current	23,424	14,774
Total lease liabilities	€ 35,507	€ 23,576